Note 7 - Shareholders' Equity	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7—SHAREHOLDERS’ EQUITY

7-1 Common stock

As of June 30, 2016, EDAP TMS S.A.’s common stock consisted of 29,098,144 issued shares, fully paid, and with a par value of €0.13 each. 28,727,616 of the shares were outstanding.

7-2 Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a
pro rata
basis for additional shares issued by the Company for cash. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

7-3 Dividend rights

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

7-4 Treasury stock

As of June 30, 2016, the 370,528 shares of treasury stock consisted of (i) 190,238 shares acquired between August and December 1998 for €649 thousand, and (ii) 180,290 shares acquired in June and July 2001 for €493 thousand. All 370,528 shares of treasury stock have been acquired to cover outstanding stock options (see Note 7-5).

7-5 Stock-option plans

As of June 30, 2016, the 370,528 ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows: 127,100 shares which may be purchased at a price of €2.38 per share pursuant to the exercise of options that were granted on June 25, 2010.

As of June 30 2016, the Company sponsored four stock purchase and subscription option plans:

On May 22, 2007, the shareholders of the Company authorized the Board of Directors to grant up to 600,000 options to subscribe to 600,000 new Shares. Conforming to this stock option plan, the Board of Directors granted 504,088 options to subscribe to new Shares to certain employees of EDAP TMS on October 29, 2007, and 95,912 options to subscribe to new Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, a total of 440,500 options to subscribe to new shares were still in force on June 30, 2015.

On June 24, 2010, the shareholders of the Company authorized the Board of Directors to grant up to 229,100 options to purchase up to 229,100 Shares. Conforming to this stock option plan, the Board of Directors granted 229,100 options to purchase Shares to certain employees of EDAP TMS on June 25, 2010. Under this plan, 149,100 options were still in force on June 30, 2015.

On December 19, 2012, the shareholders authorized the Board of Directors to grant up to 500,000 options to subscribe to 500,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 500,000 options to subscribe Shares to certain employees of EDAP TMS on January 18, 2013. Under this plan, 400,000 options were still in force on June 30, 2015.

On February 18, 2016, the shareholders authorized the Board of Directors to grant up to 1,000,000 options to subscribe to 1,000,000 new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted 575,000 options to subscribe Shares to certain employees of EDAP TMS on April 26, 2016. Under this plan, 562,000 options were still in force on June 30, 2016.

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EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED INTERIM UNAUDITED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

As of June 30, 2016, a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	June 30, 2016		December 31, 2015		December 31, 2014
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	917,188	2.79	1,095,850	2.76	1,310,850	2.70
Granted	575,000	3.22	-	-	-	-
Exercised			(72,412)	2.13	(750)	3.99
Forfeited	(42,750)	2.98	(106,250)	2.88	(90,250)	2.07
Expired			-	-	(124,000)	2.60
Outstanding at the end of the period	1,449,438	2.96	917,188	2.79	1,095,850	2.76
Exercisable at the end of the period	702,438	3.02	724,688	3.03	784,600	3.09
Shares purchase options available for grant on at end of period	243,428		232,428		83,428

The following table summarizes information about options to purchase Shares already held by the Company as treasury Shares, or to subscribe to new Shares, at June 30, 2016:

	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	347,838	1.3	3.99	-	347,838	3.99	-
2.38	127,100	4.0	2.38	76,427	127,100	2.38	76,427
3.22	562,000	9.8	3.22	-	-	3.22	-
1.91	362,500	6.5	1.91	388,352	270,000	1.91	289,260
1.88	50,000	4.0	1.88	55,066	50,000	1.88	55,066
1.88 to 3.99	1,449,438	6.4	2.96	519,846	794,938	2.89	420,753

(1)	Fully vested options are all exercisable options
(2)
The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $3.31 at June 30, 2016, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

The Company applies FAS 123R on Share Based Payments and its related interpretations in accounting for its employee stock options.